CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 422	$ 327
Short-term deposits	9	25
Cash and cash equivalents, net	$ 431	$ 352	$ 422	$ 927